Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Schedule of Deposits by Time Remaining on Maturity
The following table details the maturity distribution of time deposits as of December 31st for the past two years:

(In thousands)	Three months or less	More than three months through six months	More than six months through twelve months	More than twelve months	Total
At December 31, 2016:
Less than $100,000	$5,931	$7,906	$9,300	$100,587	$123,724
$100,000 or more	4,332	9,855	12,535	70,198	96,920
At December 31, 2015:
Less than $100,000	$9,948	$10,091	$30,650	$83,779	$134,468
$100,000 or more	15,919	31,377	31,854	63,556	142,706

Schedule of Certificates of Deposits by Year of Maturity
The following table presents the expected maturities of time deposits over the next five years:

(In thousands)	2017	2018	2019	2020	2021	Thereafter	Total
Balance maturing	$49,859	$74,300	$47,748	$37,144	$11,240	$353	$220,644